Shareholders' Equity	6 Months Ended
Jan. 31, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 13 — SHAREHOLDERS’ EQUITY

CTW Cayman was incorporated as an exempted company with limited liability under the laws of Cayman Islands on November 15, 2024. The Company is authorized to issue 500,000,000 ordinary shares, par value $0.0001 per share and 1 ordinary share were issued on November 15, 2024.

On May 15, 2025, the Company completed the following share re-structure: 1) 200,000,000 authorized but unissued ordinary shares in the capital of the Company each be redesignated as a Class A ordinary share of US$0.0001 par value each; 2) the one issued and 19,999,999 authorized but unissued ordinary shares in the capital of the Company each be redesignated as a Class B ordinary share of US$0.0001 par value each; 3) the remaining 280,000,000 authorized but unissued ordinary shares be redesignated as share of a par value of US$0.0001 each of such class or classes as the Board of Directors may determine in accordance with the Amended M&A; 4) re-designated the 1 ordinary share beneficially owned by Mr. Sasaki, Founder, CEO and Chairman of Board of Directors, then issued and outstanding into Class B ordinary shares on a one-for-one basis; 5) the Company issued 48,000,000 Class A ordinary shares and 11,999,999 Class B ordinary shares to Mr. Sasaki, Founder, CEO, and Chairman of Board of Directors. (“Share Reorganization”)

Holders of Class A ordinary shares and Class B ordinary shares will have the same rights except for voting and conversion rights. Each Class A ordinary share will be entitled to one vote, and will not be convertible into Class B ordinary shares under any circumstances. Each Class B ordinary share will be entitled to ten (10) votes, subject to certain conditions, and will be convertible into one Class A ordinary share at any time by the holder thereof. Upon any sale, transfer, assignment or disposition of any Class B ordinary share by the holder thereof to any non-affiliate of such holder, each of such Class B ordinary share will be automatically and immediately converted into one Class A ordinary share.

Statutory reserve

One of the Company’s operating subsidiaries, CTW Japan, was incorporated as a company limited by shares under the laws of Japan on August 14, 2013. CTW Japan allocated JPY 69,500,000 ($673,339) to capital reserve as of January 31, 2026 and July 31, 2025. There were no material changes to the related statutory reserve requirements during the six months ended January 31, 2026.

In accordance with the PRC Company Law, entities incorporated in side of mainland China are required to allocate statutory reserves, appropriated from net profit as reported in their PRC statutory accounts. As of January 31, 2026 and July 31, 2025, the Company’s subsidiaries and VIEs incorporated in mainland China collectively attributed $3,077  and $3,077 of retained earnings to statutory reserves, respectively.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Restricted amounts include paid-in capital and statutory reserves, as determined under local generally accepted accounting principles in each jurisdiction where the Company’s subsidiaries operate. As of January 31, 2026 and July 31, 2025, restricted net assets of the Company’s subsidiaries were $1,554,731 and $1,554,731, respectively.